SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				¥ 28		¥ 23
Restricted cash		$ 76		698		525
Contract assets		7,371		21,118	¥ 18,342	50,838
Amounts due from related parties						105
Prepayments and other current assets		15,679		136,665		108,129	¥ 134,002
Total current assets		311,416		2,711,067		2,147,889
Long-term investments		8,486		127,748		58,530
Property and equipment, net		2,086		14,094		14,389
Operating lease right-of-use assets		2,369				16,342	34,948
Intangible assets, net		2,455		48,397		16,934
Goodwill		7,891		121,805		54,427
Other non-current assets		664		3,128		4,580
Total assets		335,367		3,026,239		2,313,091
Short-term borrowings
Accounts payable		17,706		148,019		122,124
Contract liabilities		52,166		285,936	177,376	359,801		¥ 121,748
Amounts due to related parties				794		780
Payable for business acquisition		1,293		93,511		8,915
Operating lease liabilities-current		1,473				10,162	20,405
Accrued expenses and other current liabilities		35,192		166,987		242,724
Total current liabilities		107,943		700,747		744,506
Long-term borrowings				8,004
Operating lease liabilities-non current		935				6,448	¥ 11,882
Deferred income tax liabilities				31,014	10,504	10,701
Total liabilities		109,196		720,968		753,149
Revenues		86,069	¥ 593,634	752,688	723,453
Net loss		(141,345)	(974,898)	(903,859)	(425,232)
Net cash used in operating activities		(82,245)	(567,270)	(238,079)	(216,521)
Net cash provided by/ (used in) investing activities		50,980	351,628	(1,814,560)	(95,800)
Net cash provided by/ (used in) financing activities		(7,650)	(52,765)	2,444,749	457,641
Net increase / (decrease) in cash and restricted cash		(18,792)	(129,612)	355,875	134,601
Cash and restricted cash at the beginning of the year		95,238	656,877	301,002	166,401
Cash and restricted cash at the end of the year		76,446	527,265	656,877	301,002
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable		14		304		99
Amounts due to related parties		$ 113		794		780
Revenues			1,377	5,994	33,068
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				192,105		82,750
Restricted cash				698		525
Contract assets				21,118		50,838
Prepayments and other current assets				88,311		61,184
Total current assets				776,119		562,507
Long-term investments				127,748		58,530
Property and equipment, net				13,883		13,613
Operating lease right-of-use assets						14,039
Intangible assets, net				46,019		15,533
Goodwill				121,805		54,427
Other non-current assets				3,076		3,958
Total assets				1,088,650		722,607
Short-term borrowings				5,500
Accounts payable				200,856		113,687
Contract liabilities				66,646		359,154
Payable for business acquisition				93,511		8,915
Operating lease liabilities-current						8,871
Accrued expenses and other current liabilities				92,118		89,565
Total current liabilities				1,977,013		2,558,058
Long-term borrowings				6,000
Operating lease liabilities-non current						4,977
Deferred income tax liabilities				8,883		1,285
Total liabilities				1,991,896		2,564,320
Revenues			636,320	639,139	699,218
Net loss			(544,042)	(699,152)	(227,670)
Net cash used in operating activities			(574,227)	(174,049)	(20,582)
Net cash provided by/ (used in) investing activities			26,940	(275,719)	(32,260)
Net cash provided by/ (used in) financing activities			437,759	579,690	(6,838)
Net increase / (decrease) in cash and restricted cash			(109,528)	129,922	(59,680)
Cash and restricted cash at the beginning of the year			192,803	62,881	122,561
Cash and restricted cash at the end of the year			¥ 83,275	192,803	¥ 62,881
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable				470,204		125,644
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable	[1]			2,995		30,113
Amounts due from related parties				688		211,453
Amounts due to related parties	[2]			¥ 1,518,382		¥ 1,977,866

[1]	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB304 and RMB99 as of December 31, 2021, and 2022.
[2]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB794 and RMB780 as of December 31, 2021 and 2022.